UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                --------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Investment Counselors, Inc.
          ----------------------------------------------------------------------
Address:  26261 Evergreen, Suite 455
          ----------------------------------------------------------------------
          Southfield, MI  48076
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-04089
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    (248) 223-0122
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.         Southfield, Michigan         February 3, 2005
------------------------------    ------------------------     -----------------
        [Signature]                  [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 97
                                        -------------------

Form 13F Information Table Value Total: $ 274,590
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     com              88579y101     3118    37987 SH       SOLE                    36077              1910
AFLAC Inc.                     com              001055102     5552   139353 SH       SOLE                   133077              6276
Abbott Laboratories            com              002824100      520    11137 SH       SOLE                     9809              1328
Amdocs Ltd                     com              G02602103     2451    93355 SH       SOLE                    89575              3780
Amer Int'l Group               com              026874107     3507    53402 SH       SOLE                    51460              1942
American Express               com              025816109     3541    62809 SH       SOLE                    60534              2275
Amgen                          com              031162100     5741    89500 SH       SOLE                    86430              3070
Aramark Corp. Cl B             com              038521100     1356    51161 SH       SOLE                    51161
Automatic Data Proc            com              053015103     6296   141956 SH       SOLE                   134704              7252
Bankamerica Corp               com              060505104     5463   116255 SH       SOLE                   112665              3590
Baxter International           com              071813109     4854   140547 SH       SOLE                   136057              4490
Bed Bath & Beyond              com              075896100     2371    59540 SH       SOLE                    56975              2565
Biomet Inc                     com              090613100     2464    56778 SH       SOLE                    55038              1740
Boston Scientific              com              101137107     2327    65452 SH       SOLE                    62617              2835
Butler National Corp.          com              123720104       27    40000 SH       SOLE                    40000
CVS Corp.                      com              126650100     5145   114151 SH       SOLE                   107021              7130
Chevron Texaco Corp            com              166764100      337     6414 SH       SOLE                     6414
Cinergy Corp                   com              172474108     4336   104157 SH       SOLE                   100767              3390
Cintas Corp.                   com              172908105     4225    96323 SH       SOLE                    93278              3045
Cisco Systems Inc              com              17275R102     4488   232292 SH       SOLE                   225522              6770
Citigroup                      com              172967101     5311   110236 SH       SOLE                   106862              3374
Coca-Cola                      com              191216100     2522    60564 SH       SOLE                    58699              1865
Conair Corp                    com              205889108        2    16380 SH       SOLE                    16380
Costco Wholesale Corp          com              22160K105     4143    85587 SH       SOLE                    82049              3538
DTE Energy Company             com              233331107      210     4863 SH       SOLE                     4863
Dana Corp                      com              235811106      176    10180 SH       SOLE                    10180
Dell Inc.                      com              247025109     4319   102481 SH       SOLE                    99621              2860
Dollar General Corp            com              256669102     2578   124117 SH       SOLE                   120427              3690
Dow Chemical                   com              260543103     5458   110233 SH       SOLE                   106958              3275
Duke Energy Corp               com              264399106     2784   109919 SH       SOLE                   106389              3530
Emerson Electric               com              291011104     6039    86153 SH       SOLE                    82469              3684
Exxon-Mobil Corp               com              30231G102     5930   115686 SH       SOLE                   111187              4499
Fifth Third Bancorp            com              316773100      586    12399 SH       SOLE                    11924               475
Flagstar Bancorp Inc           com              337930101      231    10225 SH       SOLE                    10225
Ford Motor Co                  com              345370860      620    42329 SH       SOLE                    42329
General Electric               com              369604103     8831   241954 SH       SOLE                   232850              9104
General Motors                 com              370442105      206     5147 SH       SOLE                     5147
Glaxosmithkline PLC            com              37733W105      428     9023 SH       SOLE                     9023
Harley Davidson                com              412822108     2433    40056 SH       SOLE                    39026              1030
Health Management Assoc., Inc. com              421933102     4615   203142 SH       SOLE                   195431              7711
Home Depot                     com              437076102     6788   158820 SH       SOLE                   152495              6325
Inland Real Estate New         com              457461101      163    10197 SH       SOLE                    10197
Int'l Bus. Machines            com              459200101     7233    73373 SH       SOLE                    69728              3645
Intel Corp                     com              458140100     5849   250073 SH       SOLE                   238373             11700
J.P. Morgan Chase & Co.        com              46625H100     3218    82492 SH       SOLE                    79707              2785
Johnson & Johnson              com              478160104     5489    86544 SH       SOLE                    83949              2595
Kimberly-Clark                 com              494368103     2246    34122 SH       SOLE                    33186               936
Lilly (ELI)                    com              532457108      394     6949 SH       SOLE                     6949
Manpower Inc.                  com              56418H100     4538    93951 SH       SOLE                    90526              3425
Medtronic Inc                  com              585055106     4502    90639 SH       SOLE                    87414              3225
Mellon Financial Corp.         com              58551A108      933    30000 SH       SOLE                    30000
Microsoft                      com              594918104     6215   232583 SH       SOLE                   226143              6440
Mid Cap SPDR Tr Unit Ser 1     com              595635103     1232    10185 SH       SOLE                     6183              4002
Motorola, Inc                  com              620076109     5128   298161 SH       SOLE                   287981             10180
Newell Rubbermaid              com              651229106     5390   222827 SH       SOLE                   215507              7320
Nisource Inc                   com              65473P105      844    37046 SH       SOLE                    35366              1680
Nortel Networks Corp           com              656568102       38    11060 SH       SOLE                    11060
Oracle Corp                    com              68389X105      164    11950 SH       SOLE                    11950
Outback Steakhouse             com              689899102     4425    96653 SH       SOLE                    92178              4475
Panera Bread Co. CL A          com              69840W108     2172    53864 SH       SOLE                    51789              2075
Patch International            com              703012104        5   100000 SH       SOLE                   100000
Pepsico Inc                    com              713448108      257     4918 SH       SOLE                     3560              1358
Pfizer, Inc                    com              717081103     4246   157911 SH       SOLE                   153216              4695
Pitney Bowes Inc.              com              724479100     5116   110547 SH       SOLE                   106057              4490
Procter & Gamble               com              742718109      561    10179 SH       SOLE                    10179
Qualcomm Inc                   com              747525103      205     4826 SH       SOLE                     4326               500
Quest Diagnostic Inc           com              74834L100     2783    29123 SH       SOLE                    28288               835
Raymond James Financial        com              754730109     2188    70623 SH       SOLE                    67878              2745
Royal Dutch Petrol             com              780257804      266     4628 SH       SOLE                     4628
S & P Depository Receipts      com              78462F103     8651    71577 SH       SOLE                    63733              7844
SBC Communications, Inc        com              78387G103     3904   151486 SH       SOLE                   148136              3350
Schwab (Charles) Corp          com              808513105     5116   427799 SH       SOLE                   411929             15870
Sirius Satellite Radio         com              82966u103      168    22000 SH       SOLE                    22000
State Street Corp.             com              857477103     2834    57694 SH       SOLE                    55874              1820
Stryker Corp                   com              863667101     2555    52956 SH       SOLE                    48016              4940
Sunrise Senior Living          com              86768k106     3249    70084 SH       SOLE                    67129              2955
Symbol Technologies Inc        com              871508107     2416   139655 SH       SOLE                   134655              5000
Sysco Corp                     com              871829107     4446   116475 SH       SOLE                   111794              4681
Telecom Cp N Z Adrf            com              879278208     2422    68295 SH       SOLE                    66135              2160
Teva Pharmaceutical            com              881624209     2850    95450 SH       SOLE                    91455              3995
Texas Instruments              com              882508104     5702   231614 SH       SOLE                   222654              8960
Tyco International             com              902124106     5863   164034 SH       SOLE                   157724              6310
U S Bancorp - Del              com              902973304     2256    72017 SH       SOLE                    69977              2040
Vanguard Extended Market Viper com              922908652      753     9097 SH       SOLE                     9097
Vanguard Total Stock Market Vi com              922908769     2383    20185 SH       SOLE                    20185
Verizon Communications         com              92343v104      248     6118 SH       SOLE                     6118
Vodafone Group PLC Adr         com              92857W100     2635    96250 SH       SOLE                    92640              3610
Williams Sonoma                com              969904101     2649    75588 SH       SOLE                    73613              1975
Wyeth                          com              026609107      293     6883 SH       SOLE                     6883
Yankee Candle Co., Inc.        com              984757104     2688    81013 SH       SOLE                    78523              2490
iShares Russell                com              464287655      484     3740 SH       SOLE                     2430              1310
iShares Tr Russell Midcap Valu com              464287473      209     1850 SH       SOLE                     1850
iShares Tr S&P 500 Barra Index com              464287408      526     8370 SH       SOLE                     8370
Alltel Corp.                   Preferred        020039822      206     3900 SH       SOLE                     3900
Baxter Pfd                     Preferred        071813406      455     8050 SH       SOLE                     8050
ING Prime Rate Tr Ser W Auct P Preferred        44977w403      250       10 SH       SOLE                       10
Nicholas Applegate Convert Auc Preferred        65370g406      250       10 SH       SOLE                       10